SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Total	12,681,141	6,206,213	6,683,456
Segment reporting
Number of reportable segments	1
Vehicle operating expenses [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Total	133,801	28,544	80,631
Selling and marketing expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Total	489,831	8,573	34,815
General and administration expenses [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Total	12,057,509	6,169,096	6,568,010